Financing receivables - Analysis of Each Class of Loans Not Carried at Fair Value Using Nomura's Internal Ratings or Equivalent Credit Quality Indicators (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Sep. 30, 2013		Mar. 31, 2013
Financing receivable, recorded investment [Line items]
Loans receivable gross	¥ 1,053,876		¥ 1,063,821
Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	368,144		288,574
Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	11,575		12,376
Financing receivable, by credit quality indicator [Domain]
Financing receivable, recorded investment [Line items]
Loans receivable gross	1,053,876		1,063,821
Financing receivable, by credit quality indicator [Domain] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	162,627		169,233
Financing receivable, by credit quality indicator [Domain] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	97,194		94,375
Financing receivable, by credit quality indicator [Domain] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	368,144		288,574
Financing receivable, by credit quality indicator [Domain] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	1,189		1,968
Financing receivable, by credit quality indicator [Domain] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	62,000		75,000
Financing receivable, by credit quality indicator [Domain] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	317,961		395,933
Financing receivable, by credit quality indicator [Domain] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	33,186		26,362
Financing receivable, by credit quality indicator [Domain] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	11,575		12,376
AAA-BBB [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	432,752		502,403
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	104,879		105,199
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	97,118		93,266
AAA-BBB [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	1,189		1,968
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	62,000		75,000
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	161,728		220,189
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	5,838		6,781
BB-CCC [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	208,211		223,023
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	23,734		30,826
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	74		1,103
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	148,884		164,205
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	30,056		26,362
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	5,463		527
CC-D [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	5,939		7,975
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	2		6
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	5,937		7,969
Others [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	406,974	[1]	330,420	[1]
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	34,014	[1]	33,208	[1]
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	368,144	[1]	288,574	[1]
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	1,412	[1]	3,570	[1]
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	3,130	[1]
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	¥ 274	[1]	¥ 5,068	[1]

[1]	Relate to collateralized exposures where a specified ratio of LTV is maintained.